CONSOLIDATED STATEMENTS OF SHAREHOLDERS' (DEFICIT)/EQUITY ¥ in Thousands, $ in Thousands	Series A-1 & A-2 Accumulated deficit CNY (¥)	Series A-1 & A-2 Total Shareholders' Deficit CNY (¥)	Series A-1 & A-2 CNY (¥)	Series A-3 Accumulated deficit CNY (¥)	Series A-3 Total Shareholders' Deficit CNY (¥)	Series A-3 CNY (¥)	Series B Accumulated deficit CNY (¥)	Series B Total Shareholders' Deficit CNY (¥)	Series B CNY (¥)	Series C Accumulated deficit CNY (¥)	Series C Total Shareholders' Deficit CNY (¥)	Series C CNY (¥)	Series D Accumulated deficit CNY (¥)	Series D Total Shareholders' Deficit CNY (¥)	Series D CNY (¥)	Ordinary Shares CNY (¥) shares	Treasury Shares CNY (¥) shares	Additional paid in capital CNY (¥)	Accumulated other comprehensive income/(loss) CNY (¥)	Accumulated deficit CNY (¥)	Total Shareholders' Deficit CNY (¥)	Non- Controlling Interests CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at Dec. 31, 2016																¥ 52	¥ (9,186)	¥ 70,850	¥ 110,452	¥ (4,076,945)	¥ (3,904,777)	¥ (11,583)		¥ (3,916,360)
Balance (in shares) at Dec. 31, 2016 | shares																32,003,810	(14,230,351)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion on convertible redeemable preferred shares to redemption value	¥ 2,205,227	¥ 2,205,227	¥ 2,205,227	¥ 120,451	¥ 120,451	¥ 120,451	¥ 40,011	¥ 40,011	¥ 40,011	¥ 56,283	¥ 56,283	¥ 56,283	¥ 154,963	¥ 154,963	¥ 154,963									2,576,935
Exercise of share options																¥ 5		6,207			6,212			¥ 6,212
Exercise of share options (in shares) | shares																2,723,540							2,723,540	2,723,540
Vesting of restricted shares																		24,723			24,723			¥ 24,723
Vesting of restricted shares (in shares) | shares																	3,353,344
Vesting of share options																		30,127			30,127			30,127
Grant of restricted shares																¥ 3					3			3
Grant of restricted shares (in shares) | shares																2,000,000	(2,000,000)
Capital injection by non-controlling interests																						13,376		13,376
Acquisition of additional interests in subsidiaries from non-controlling interests																				(73,334)	(73,334)	45,956		(27,378)
Foreign currency translation adjustment																			(124,374)		(124,374)			(124,374)
Net loss																				(4,984,734)	(4,984,734)	(36,440)		(5,021,174)
Balance at Dec. 31, 2017																¥ 60	¥ (9,186)	131,907	(13,922)	(11,711,948)	(11,603,089)	11,309		(11,591,780)
Balance (in shares) at Dec. 31, 2017 | shares																36,727,350	(12,877,007)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion on redeemable non-controlling interests to redemption value																								(63,297)
Accretion on convertible redeemable preferred shares to redemption value	¥ 7,091,163	¥ 7,091,163	¥ 7,091,163	¥ 565,979	¥ 565,979	¥ 565,979	¥ 2,417,979	¥ 2,417,979	¥ 2,417,979	¥ 2,375,943	¥ 2,375,943	¥ 2,375,943	¥ 1,216,227	¥ 1,216,227	¥ 1,216,227							63,297		13,667,291
Issuance of ordinary shares																¥ 315		7,526,681			7,526,996			7,526,996
Issuance of ordinary shares (in shares) | shares																184,000,000
Conversion of preferred shares																¥ 1,408		33,724,621			33,726,029			33,726,029
Conversion of preferred shares (in shares) | shares																821,378,518
Exercise of share options																¥ 27		42,224			42,251			¥ 42,251
Exercise of share options (in shares) | shares																16,026,060	(2,176,570)						7,732,317	7,732,317
Vesting of restricted shares																		56,183			56,183			¥ 56,183
Vesting of restricted shares (in shares) | shares																	7,720,681
Vesting of share options																		437,320			437,320			437,320
Grant of restricted shares																¥ 1					1			1
Grant of restricted shares (in shares) | shares																509,001	(509,001)
Cancellation of restricted shares																¥ (2)					(2)			(2)
Cancellation of restricted shares (in shares) | shares																(909,917)	909,917
Capital injection by non-controlling interests																						14,500		14,500
Acquisition of additional interests in subsidiaries from non-controlling interests																			(20,786)		(20,786)			(20,786)
Foreign currency translation adjustment																								(20,786)
Net loss																				(9,597,274)	(9,597,274)	(41,705)		(9,638,979)
Balance at Dec. 31, 2018																¥ 1,809	¥ (9,186)	41,918,936	(34,708)	(35,039,810)	6,837,041	(15,896)		6,821,145
Balance (in shares) at Dec. 31, 2018 | shares																1,057,731,012	(6,931,980)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion on redeemable non-controlling interests to redemption value																		(126,590)			(126,590)			(126,590)
Purchase of capped call options and zero-strike call options in connection with issuance of convertible senior notes																		(1,939,567)			(1,939,567)			(1,939,567)
Exercise of share options																¥ 22		50,768			50,790			¥ 50,790
Exercise of share options (in shares) | shares																12,775,127							20,133,668	20,133,668
Vesting of restricted shares																		3,802			3,802			¥ 3,802
Vesting of restricted shares (in shares) | shares																	1,636,001
Vesting of share options																		329,693			329,693			329,693
Cancellation of restricted shares																¥ (4)	¥ 9,186	(9,186)			(4)			(4)
Cancellation of restricted shares (in shares) | shares																(3,038,262)	2,300,762
Capital injection by non-controlling interests																						47,124		47,124
Foreign currency translation adjustment																			(168,340)		(168,340)		$ (24,181)	(168,340)
Net loss																				(11,286,511)	(11,286,511)	(9,141)	(1,622,518)	(11,295,652)
Balance at Dec. 31, 2019																¥ 1,827		¥ 40,227,856	¥ (203,048)	¥ (46,326,321)	¥ (6,299,686)	¥ 22,087	$ (901,721)	¥ (6,277,599)
Balance (in shares) at Dec. 31, 2019 | shares																1,067,467,877	(2,995,217)